BUILDERS PROLOAN FUND, INC.
                          SUPPLEMENT TO THE PROSPECTUS
                  Dated April 30, 1998 as amended June 1, 1998

                        Supplement dated November 9, 1998

THE FOLLOWING SUPPLEMENTS "TOTAL RETURN" SECTION ON PAGE 3 OF THE PROSPECTUS.

The Fund may from time to time compare its performance to the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers Mortgage-Backed Securities Index is a broad market-weighted index of 15- and 30- year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.

Annualized Total Returns
(As of October 31, 1998)

                                                     One
                                                     Year             Since
                                                     (10/31/97 to     Inception
                                                     10/31/98)        (10/31/97)
                                                     ---------        ----------

Builders ProLoan Fund, Inc.                          7.04%            7.04%

Lehman Brothers Mortgage-Backed Securities Index     7.30%            7.30%



THE SECTION "PRIOR PERFORMANCE OF CARPENTERS' DISTRICT COUNCIL PROLOAN PRIVATE ACCOUNT." ON PAGE 3 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.


Effective November 9, 1998, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204-1806, will serve as the Fund's Transfer Agent and Shareholder Servicing Agent. SUPPLEMENT TO PAGE 10 OF PROSPECTUS.

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE, REDEMPTION AND VALUATION OF FUND SHARES" ON PAGE 11 OF THE PROSPECTUS:

Your new transfer agent, Unified Fund Services Inc. will continue to service all telephone inquiries and transactions with the new toll-free telephone number 1-877-923-5626. All additional investments, correspondence and redemption requests should be sent to:


Builders ProLoan Fund, Inc.                  Builders ProLoan Fund, Inc.**
c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
P.O. Box 6110                        or      431 North Pennsylvania Street
Indianapolis, IN 46206-6110                  Indianapolis, IN 46204-1806
                                             **For overnight deliveries**

If you are purchasing shares by wiring funds, please telephone Unified Fund Services, Inc. at the toll free number 1-877-923-5626 and provide your bank with the following:

WIRE INSTRUCTIONS:
                                    UMB Bank, N.A.
                                    ABA# 1010-0069-5
                                    Credit to: 9800006823
                                    FBO: Builders Proloan 740601000
                                    Shareholder Name:
                                    Shareholder A/C #